Segment Information (Distribution of gross and net written premium) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Distribution Of Gross Premiums Written [Line Items]
Distribution of gross premiums written	100.00%	100.00%	100.00%
Asia, Australia and New Zealand
Distribution Of Gross Premiums Written [Line Items]
Distribution of gross premiums written	12.00%	12.00%	11.00%
Europe
Distribution Of Gross Premiums Written [Line Items]
Distribution of gross premiums written	36.00%	37.00%	40.00%
Latin America, Caribbean and Africa
Distribution Of Gross Premiums Written [Line Items]
Distribution of gross premiums written	8.00%	10.00%	10.00%
North America
Distribution Of Gross Premiums Written [Line Items]
Distribution of gross premiums written	44.00%	41.00%	39.00%